Share-Based Payments - Fair Value and Parameters for Equity-Settled Plans (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
Weighted average share price	€ 130.59	€ 92.00
2022 tranches
SHARE-BASED PAYMENTS
Weighted average fair value		€ 93.80
Weighted average share price		€ 97.61
Expected dividend yield		2.43%
Weighted average initial life at grant date (in years)		1 year 7 months 6 days
Weighted average remaining life of awards outstanding		1 year 2 months 12 days
2022-2023 tranches
SHARE-BASED PAYMENTS
Weighted average fair value	€ 111.23
Weighted average share price	€ 114.25
Expected dividend yield	1.79%
Weighted average initial life at grant date (in years)	1 year 8 months 12 days
Weighted average remaining life of awards outstanding	1 year 1 month 6 days